UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 29549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006
Check here if Amendment	[  ]; Amendment Number:
This Amendment (Check only one):  [  ] is a restatement.
					    [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Massachusetts Mutual Life Insurance Company
	1295 State Street
	Springfield, Massachusetts  01111

13F File Number:	28-548

The institutional investment manager filing this report, and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:	      Rodney Dillman
Title:	Corporate Vice President and
            Associate General Counsel

Phone:	413-226-1064

Signature, Place, and date of Signing:

/s/ Rodney Dillman

Springfield, Massachusetts

August 11, 2006

Report Type	(Check only one):
[ x ]		13F HOLDINGS REPORT
[    ] 	13F NOTICE
[    ]	13F COMBINATION REPORT


List of  Other Managers Reporting for this Manager:	None


FORM 13F SUMMARY PAGE Report Summary:

Number of Other Included Managers: None (See note below)

Form 13F Information Table Entry Total: None (See note below)


Form 13F Information Table Value Total: None (See note below)

List of Other Included Managers:

Babson Capital Management LLC (Babson), Baring Asset Management, Inc. (Baring), and Oppenheimer Funds Inc (Oppenheimer) are all direct, majority-owned subsidiaries of Massachusetts Mutual Life Insurance Company (MassMutual). Babson, Baring and Oppenheimer have indicated that they exercise sole investment discretion with respect to the securities positions reported in each firms Form 13F filings. Nevertheless, such positions shall be deemed reported on behalf of MassMutual to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of its ownership interests in Babson, Baring and Oppenheimer.